Forward Warrant Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity [Line Items]
Summary of Fair Value Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques	The following table represents key valuation assumptions as of the year ended December 31, 2022 and 11 months ended December 31, 2021:

Valuation Assumptions	December 31, 2022	December 31, 2021
Holding period (in years)	0.767	0.5-1.13
Risk free rate	4.69%	0.19%-0.43%
Probability of occurring the contingency	50%	50%-100%
Underlying value per share	$0.73	$10.29